FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
95 Wall Street
New York, New York 10005
212-858-8000

April 25, 2002



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      First Investors Life Variable Annuity Fund D
         File Nos. 333-26341 and 811-08205
         ---------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the prospectus and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 7 ("PEA No. 7") to its Registration Statement on Form N-4. PEA No. 7 was electronically filed under Rule 485(b) on April 10, 2002.

If you have any questions or comments concerning the filing, please contact me at 212-858-8120.

Very truly yours,

/s/ Larry R. Lavoie

Larry R. Lavoie
General Counsel